Commitments and Contingencies - Additional Information (Details)		9 Months Ended
	Sep. 04, 2026 Year Day shares	Sep. 30, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Other Commitments [Line Items]
Common stock, shares, outstanding | shares		8,026,384	3,632,165	3,627,242
Registration Rights Agreement [Member]
Other Commitments [Line Items]
Common stock, shares, outstanding | shares	1,000,000	2,134,169
Resale Registration Statement Filing Period | Day	30
Resale Registration Statement Effectiveness Period | Day	120
Registration Statement Maintenance Period | Year	5
Registration Rights Liquidated Damages Description	the Company must pay the affected holders liquidated damages in cash of 12% per annum of the $27.50 per share Offering price, capped at 8% of the Offering price per share, or a maximum of approximately $4.7 million in the aggregate.
Lock up Agreements [Member]
Other Commitments [Line Items]
Transfer Restriction Description		The restrictions run from the Closing Date until 18 months (for directors, officers and holders of more than 10% of the outstanding Common Stock) or six months (for other holders) after the Common Stock is approved for quotation on the OTCQB or OTCQX market or for listing on a national securities exchange, subject to customary exceptions.